Commitments and Contingencies (Details) $ in Millions		12 Months Ended
	Jul. 24, 2013 Oil_Gas_Pipeline_Company	Dec. 31, 2014 USD ($) item	Dec. 31, 2013 USD ($)	Dec. 31, 2010 item	Mar. 31, 2015 USD ($)
Southeast Louisiana Flood Protection Authority v. EP Energy Management, L.L.C.
Legal Matters
Number of oil, gas and pipeline companies against which a lawsuit was filed by the levee authority	97	97
Number of wells operated in area from mid-1970s to 1980 | item		5
Legal Matters
Legal Matters
Amount accrued		$ 2
Indemnification and Other Matters
Legal Matters
Amount accrued		$ 8			$ 8
Sales Tax Audits
Legal Matters
Number of operating entities for whom state of Texas asserted additional taxes plus penalties and interest | item				2
Audit settlement amount, including penalties and fees			$ 3
Reduction in taxes, other than income taxes recorded on settlement			$ 13